Reinsurance and Indemnification - Reinsurance recoverables on paid and unpaid benefits (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	$ 9,565	$ 8,921
Allstate Financial
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	2,299	2,354
Allstate Financial | Annuities
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	1,381	1,370
Allstate Financial | Life insurance
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	776	817
Allstate Financial | Other
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	$ 142	$ 167